Transamerica International Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 1.3%
Northern Star Resources Ltd.	1,047,519	$ 6,415,684

Austria - 2.8%
Erste Group Bank AG	316,623	13,902,654

China - 4.3%
Airtac International Group	226,100	7,034,417
ANTA Sports Products Ltd.	358,800	6,775,392
Tencent Holdings Ltd.	124,500	7,432,490

		21,242,299

Finland - 1.3%
Neste OYJ	114,592	6,464,398

France - 7.5%
Sanofi	118,833	11,439,340
TotalEnergies SE	256,789	12,273,986
Vinci SA	126,447	13,151,600

		36,864,926

Germany - 3.6%
Bayerische Motoren Werke AG	110,540	10,498,974
Knorr-Bremse AG	64,179	6,866,612

		17,365,586

Ireland - 7.7%
ICON PLC (A)	38,696	10,139,126
Kingspan Group PLC	130,865	13,053,691
Smurfit Kappa Group PLC	279,735	14,727,598

		37,920,415

Israel - 2.3%
Nice Ltd., ADR (A) (B)	39,644	11,260,482

Italy - 3.7%
Amplifon SpA	174,976	8,315,827
Enel SpA	1,304,359	10,011,239

		18,327,066

Japan - 25.3%
Asahi Group Holdings Ltd.	316,400	15,267,993
Food & Life Cos. Ltd.	232,400	10,686,427
Haseko Corp.	485,800	6,486,258
Koito Manufacturing Co. Ltd.	140,600	8,454,727
Lasertec Corp.	46,700	10,631,607
Nidec Corp.	78,500	8,653,839
Nitori Holdings Co. Ltd.	57,800	11,390,757
Open House Co. Ltd.	202,600	11,920,415
Pan Pacific International Holdings Corp.	359,000	7,407,367
SoftBank Group Corp.	91,800	5,304,688
Taiyo Yuden Co. Ltd.	205,300	12,025,255
Tokyo Electron Ltd.	35,000	15,462,247

		123,691,580

Netherlands - 2.5%
Euronext NV (C)	106,237	12,022,925

Norway - 5.9%
DnB Bank ASA	713,828	16,228,652
Equinor ASA	492,590	12,526,963

		28,755,615

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.6%
Samsung Electronics Co. Ltd.	202,494	$ 12,553,535

Singapore - 2.5%
DBS Group Holdings Ltd.	541,000	11,987,808

Spain - 1.6%
Iberdrola SA	791,883	7,966,682

Sweden - 2.2%
Epiroc AB, Class A	110,126	2,289,470
Epiroc AB, Class B	484,711	8,585,091

		10,874,561

Switzerland - 7.5%
Lonza Group AG	19,194	14,397,599
Roche Holding AG	34,838	12,714,816
Swiss Life Holding AG	19,013	9,580,035

		36,692,450

Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,011	12,171,078

United Kingdom - 10.3%
Ashtead Group PLC	170,846	12,914,821
Beazley PLC (A)	1,067,166	5,452,515
British American Tobacco PLC	227,907	7,966,379
Legal & General Group PLC	2,956,240	11,106,846
Rio Tinto PLC, ADR (B)	194,279	12,981,723

		50,422,284

Total Common Stocks (Cost $365,131,829)		476,902,028

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	2,831,010	2,831,010

Total Other Investment Company (Cost $2,831,010)		2,831,010

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2021, to be repurchased at $4,545,309 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $4,636,234.	$ 4,545,309	4,545,309
Total Repurchase Agreement (Cost $4,545,309)		4,545,309

Total Investments (Cost $372,508,148)		484,278,347
Net Other Assets (Liabilities) - 1.1%		5,318,301

Net Assets - 100.0%		$ 489,596,648

Transamerica Series Trust	Page 1

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.7%	$42,119,114
Semiconductors & Semiconductor Equipment	7.9	38,264,932
Oil, Gas & Consumable Fuels	6.5	31,265,347
Insurance	5.4	26,139,396
Machinery	5.1	24,775,590
Life Sciences Tools & Services	5.1	24,536,725
Pharmaceuticals	5.0	24,154,156
Metals & Mining	4.0	19,397,407
Household Durables	3.8	18,406,673
Electric Utilities	3.7	17,977,921
Beverages	3.2	15,267,993
Containers & Packaging	3.0	14,727,598
Construction & Engineering	2.7	13,151,600
Building Products	2.7	13,053,691
Trading Companies & Distributors	2.7	12,914,821
Technology Hardware, Storage & Peripherals	2.6	12,553,535
Electronic Equipment, Instruments & Components	2.5	12,025,255
Capital Markets	2.5	12,022,925
Specialty Retail	2.4	11,390,757
Software	2.3	11,260,482
Hotels, Restaurants & Leisure	2.2	10,686,427
Automobiles	2.2	10,498,974
Electrical Equipment	1.8	8,653,839
Auto Components	1.7	8,454,727
Health Care Providers & Services	1.7	8,315,827
Tobacco	1.6	7,966,379
Interactive Media & Services	1.5	7,432,490
Multiline Retail	1.5	7,407,367
Textiles, Apparel & Luxury Goods	1.4	6,775,392
Wireless Telecommunication Services	1.1	5,304,688

Investments	98.5	476,902,028
Short-Term Investments	1.5	7,376,319

Total Investments	100.0%	$484,278,347

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$46,552,409	$430,349,619	$—	$476,902,028
Other Investment Company	2,831,010	—	—	2,831,010
Repurchase Agreement	—	4,545,309	—	4,545,309

Total Investments	$49,383,419	$434,894,928	$—	$484,278,347

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,991,372, collateralized by cash collateral of $2,831,010 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $21,659,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of the 144A security is $12,022,925, representing 2.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica International Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica International Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4